Fees and Expenses	Jun. 10, 2025
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example Narrative [Text Block]

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023, to October 31, 2024, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$35	$113	$197	$443

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.35%
Distribution and Service (12b-1)	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees	0.45%
Distribution and Service (12b-1)	None
Other Expenses	0.20%
Acquired (Underlying) Fund Fees and Expenses[1]	0.35%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and/or Expense Reimbursement[2]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

[1]	The Fund may incur “Acquired (Underlying) Fund Fees and Expenses.” Acquired (Underlying) Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of the Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026. The contractual fee waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$56	$274	$509	$1,184

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund and the Underlying Funds may pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund or the Underlying Funds may indicate higher transaction costs, may cause the Fund or the Underlying Funds to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Funds included as part of Acquired (Underlying) Fund Fees and Expenses), affect the Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. For the period from November 1, 2023 to October 31, 2024, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. The Fund acquired the assets and liabilities of the Highland/iBoxx Senior Loan ETF, a series of NexPoint Funds I (the “Predecessor Fund”), following the reorganization of the Predecessor Fund with and into the Fund on September 18, 2023. The Predecessor Fund had a fiscal year of June 30, and the Fund has a fiscal year of October 31.

Portfolio Turnover, Rate	25.00%